EQUITY ACCOUNTED INVESTMENTS - Change in Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Interests In Other Entities [Abstract]
Balance at beginning of year			$ 1,690	$ 1,273	$ 1,273
Acquisitions through business combinations			20		(5)
Additions			430		446
Impairment losses			(29)		0
Dispositions			(529)		(30)
Share of net income	$ 7	$ 18	36	$ 9	57
Share of other comprehensive income (loss)			1		6
Distributions received			(32)		(41)
Foreign currency translation			(1)		(16)
Balance at end of period	$ 1,586		$ 1,586		$ 1,690